Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 30, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and the Company’s performance for the fiscal years listed below. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional information about our pay for performance compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the section above titled “Executive Compensation.”

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, and net income (loss) performance results for our fiscal years 2025, 2024, and 2023.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)(4)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs (3)(5)	Value of Initial Fixed $100 Investment based on TSR (6)	Net Income (Loss) (Thousands) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$3,426,204	$2,255,093	$1,191,009	$869,035	$114	$(3,910)
2024	$1,384,437	$(927,657)	$958,215	$424,516	$137	$33,156
2023	$1,652,788	$6,947,121	$720,333	$2,487,538	$394	$14,557

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mr. Erickson	Messrs. Siu and Engineer
2024	Mr. Erickson	Messrs. Siu and Rogers
2023	Mr. Erickson	Messrs. Spink (a) and Rogers
(a)	Mr. Spink retired on August 31, 2023.

(2)

Amounts reported in column (b) represent the total compensation as reported in the Summary Compensation Table for the applicable year in the case of our PEO (for each year where he served as principal executive officer) and in column (d) represent the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.

(3)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” amounts in columns (c) and (e) are calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The fair values of RSUs and stock options are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for fiscal 2025 filed with the SEC on July 28, 2025. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for performance-based RSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

(4)	Compensation Actually Paid to our PEO reflects the following adjustments from “Total” compensation reported in the Summary Compensation Table:

	2025	2024	2023
Total Reported in Summary Compensation Table (SCT)	$3,426,204	$1,384,437	$1,652,788
Less, value of Stock Awards and Options Awards reported in SCT	$(2,655,001)	$(751,870)	$(1,007,281)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,368,360	$604,448	$3,580,299
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$(173,561)	$(1,949,193)	$1,448,167
Plus, FMV of Awards Granted in the applicable year and that Vested in the applicable year	$161,922	$44,625	$371,880
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the applicable year	$127,169	$(260,104)	$901,269
Less, Prior Year Fair Value of Prior Year awards that Failed to vest in the applicable year	$-	$-	$-
Total Adjustments	$(1,171,111)	$(2,312,094)	$5,294,333
Actual Compensation Paid	$2,255,093	$(927,657)	$6,947,121

(5)	The average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from “Total” compensation reported in the Summary Compensation Table:

	2025	2024	2023
Total Reported in Summary Compensation Table (SCT)	$1,191,009	$958,215	$720,333
Less, value of Stock Awards and Options Awards reported in SCT	$(712,997)	$(494,418)	$(284,434)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$350,757	$163,505	$1,004,076
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$(22,703)	$(222,069)	$515,444
Plus, FMV of Awards Granted in the applicable year and that Vested in the applicable year	$61,099	$50,924	$102,374
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the applicable year	$1,870	$(31,641)	$429,745
Less, Prior Year Fair Value of Prior Year awards that Failed to vest in the applicable year	$-	$-	$-
Total Adjustments	$(321,974)	$(533,699)	$1,767,205
Actual Compensation Paid	$869,035	$424,516	$2,487,538

(6)

Reflects a fixed investment of $100 in the Company on May 30, 2022 with the value measured at the end of the listed fiscal year. Historical stock performance is not necessarily indicative of future stock performance.

(7)	The amounts reported represent net income as reflected in the Company’s audited financial statements for the applicable fiscal year.

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Net Income.

The following charts set forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s (i) cumulative TSR and (ii) net income over the three most recently completed fiscal years. TSR amounts reported in the first chart assume an initial fixed investment of $100.

The information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Adjustment To PEO Compensation, Footnote

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and the Company’s performance for the fiscal years listed below. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional information about our pay for performance compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the section above titled “Executive Compensation.”

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, and net income (loss) performance results for our fiscal years 2025, 2024, and 2023.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)(4)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs (3)(5)	Value of Initial Fixed $100 Investment based on TSR (6)	Net Income (Loss) (Thousands) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$3,426,204	$2,255,093	$1,191,009	$869,035	$114	$(3,910)
2024	$1,384,437	$(927,657)	$958,215	$424,516	$137	$33,156
2023	$1,652,788	$6,947,121	$720,333	$2,487,538	$394	$14,557

Compensation Actually Paid vs. Total Shareholder Return

	2025	2024	2023
Total Reported in Summary Compensation Table (SCT)	$3,426,204	$1,384,437	$1,652,788
Less, value of Stock Awards and Options Awards reported in SCT	$(2,655,001)	$(751,870)	$(1,007,281)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,368,360	$604,448	$3,580,299
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$(173,561)	$(1,949,193)	$1,448,167
Plus, FMV of Awards Granted in the applicable year and that Vested in the applicable year	$161,922	$44,625	$371,880
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the applicable year	$127,169	$(260,104)	$901,269
Less, Prior Year Fair Value of Prior Year awards that Failed to vest in the applicable year	$-	$-	$-
Total Adjustments	$(1,171,111)	$(2,312,094)	$5,294,333
Actual Compensation Paid	$2,255,093	$(927,657)	$6,947,121

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Net Income.

The following charts set forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s (i) cumulative TSR and (ii) net income over the three most recently completed fiscal years. TSR amounts reported in the first chart assume an initial fixed investment of $100.

Additional 402(v) Disclosure [Text Block]

Reflects a fixed investment of $100 in the Company on May 30, 2022 with the value measured at the end of the listed fiscal year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]	Mr. Spink retired on August 31, 2023.
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from “Total” compensation reported in the Summary Compensation Table:

	2025	2024	2023
Total Reported in Summary Compensation Table (SCT)	$1,191,009	$958,215	$720,333
Less, value of Stock Awards and Options Awards reported in SCT	$(712,997)	$(494,418)	$(284,434)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$350,757	$163,505	$1,004,076
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$(22,703)	$(222,069)	$515,444
Plus, FMV of Awards Granted in the applicable year and that Vested in the applicable year	$61,099	$50,924	$102,374
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the applicable year	$1,870	$(31,641)	$429,745
Less, Prior Year Fair Value of Prior Year awards that Failed to vest in the applicable year	$-	$-	$-
Total Adjustments	$(321,974)	$(533,699)	$1,767,205
Actual Compensation Paid	$869,035	$424,516	$2,487,538

PEO Total Compensation Amount	$ 3,426,204	$ 1,384,437	$ 1,652,788
PEO Actually Paid Compensation Amount	2,255,093	(927,657)	6,947,121
Non-PEO NEO Average Total Compensation Amount	1,191,009	958,215	720,333
Non-PEO NEO Average Compensation Actually Paid Amount	869,035	424,516	2,487,538
Total Shareholder Return Amount	114,000	137,000	394,000
Net Income (Loss)	$ (3,910,000)	$ 33,156,000	$ 14,557,000
PEO Name	Mr. Erickson	Mr. Erickson	Mr. Erickson
Non-PEO NEO	Messrs. Siu and Engineer	Messrs. Siu and Rogers	Messrs. Spink (a) and Rogers